Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense		₨ 33,802	₨ 33,562	₨ 32,149
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 812	740	735
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)		12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 82	84	88
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		177	213	212
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		135	148	₨ 135
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan		₨ 1,161	₨ 1,089
Industrias Quimicas Falcon de Mexico Pension plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 32
Parent Company Gratuity plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 189